Related Party Transactions and Balances (Details) - Schedule of changes in shareholders' account - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of changes in shareholders' account [Abstract]
At 1 January	$ 71,017,815	$ 47,717,763
Net contributions (distributions) during the year	2,041,928	23,300,052
At 31 December	$ 73,059,743	$ 71,017,815